PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

	March 31,
	2022 ($)	2021 ($)
Property and equipment	806,117	346,500
Less accumulated depreciation	(273,609)	(144,335)
	532,508	202,145